Forfeitures - Additional Information (Detail) - EBP 022 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan Forfeited Nonvested Account [Line Items]
Participant forfeitures toward the payment of the Company contribution	$ 300,328
EBP, forfeited nonvested account	$ 91,658	$ 233,406